Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 16,743	¥ 5,483	¥ 17,136	¥ 55,476
Cumulative translation adjustments:
Cumulative translation adjustments	67,726	9,134	213,044	6,370
Deferred income taxes	(158)	109	(574)	(202)
Total	67,568	9,243	212,470	6,168
Defined benefit pension plans:
Pension liability adjustment	787	810	1,713	680
Deferred income taxes	(201)	(335)	(341)	(196)
Total	586	475	1,372	484
Own credit adjustments:
Own credit adjustments	37,624	231	66,483	5,956
Deferred income taxes	(8,224)	(699)	(13,657)	(2,131)
Total	29,400	(468)	52,826	3,825
Total other comprehensive income	97,554	9,250	266,668	10,477
Comprehensive income	114,297	14,733	283,804	65,953
Less: Comprehensive income (loss) attributable to noncontrolling interests	(327)	2,850	820	4,615
Comprehensive income attributable to NHI shareholders	¥ 114,624	¥ 11,883	¥ 282,984	¥ 61,338